Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 36,370,950	$ 40,905,996	$ 64,641,092	$ 106,773,478
Prepaid expenses and other current assets	3,306,679	2,780,347
Total current assets	95,879,882	106,690,317
Rental deposits	1,115,152	751,627
Total assets	133,492,735	121,370,995	159,976,683
Current liabilities:
Accrued expenses and other current liabilities	9,696,462	5,388,630
Total current liabilities	39,203,218	36,330,527
Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,955,383 and 111,145,633 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	14,353	14,328
Additional paid-in capital	84,346,266	81,163,244
Accumulated other comprehensive income	12,285,615	11,089,820
Retained deficits	(20,875,337)	(12,302,209)
Total shareholders' equity	75,770,897	79,965,183
Total liabilities and shareholders' equity	133,492,735	121,370,995
Parent Company [Member]
Current assets:
Cash and cash equivalents	721,271	2,941,180	2,703,639	2,808,010
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	6,807,051	3,309,214
Prepaid expenses and other current assets	167,562	104,116
Dividends receivable	18,917,296	19,463,347
Total current assets	26,613,180	25,817,857
Investments in subsidiaries, VIEs and VIE’s subsidiaries	60,283,341	63,446,732
Rental deposits	66,893	66,622
Total assets	86,963,414	89,331,211
Current liabilities:
Accrued expenses and other current liabilities	286,041	251,649
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	10,906,476	9,114,380
Total current liabilities	11,192,517	9,366,029
Shareholders' equity
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,955,383 and 111,145,633 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	14,353	14,328
Additional paid-in capital	84,346,266	81,163,243
Accumulated other comprehensive income	12,285,615	11,089,820
Retained deficits	(20,875,337)	(12,302,209)
Total shareholders' equity	75,770,897	79,965,182	90,941,149	105,899,905
Total liabilities and shareholders' equity	$ 86,963,414	$ 89,331,211